Principal accounting policies (Taxation) (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Singapore [member]
Taxation [line items]
Tax rate of goods and service tax			7.00%
Pakistan [member]
Taxation [line items]
Tax rate of goods and service tax			16.00%
Sales of power [member] | PRC [member]
Taxation [line items]
Tax rates of VAT	16.00%	13.00%
Sales of heat [member] | PRC [member]
Taxation [line items]
Tax rates of VAT	10.00%	9.00%
Sales of goods [member] | PRC [member]
Taxation [line items]
Tax rates of VAT	16.00%	13.00%
Lease of tangible movable properties [member] | PRC [member]
Taxation [line items]
Tax rates of VAT	16.00%	13.00%
Transportation industry [member] | PRC [member]
Taxation [line items]
Tax rates of VAT	10.00%	9.00%
Other modern service industries [member] | PRC [member]
Taxation [line items]
Tax rates of VAT			6.00%